Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2020
Prepaid voyage costs	$2,829	$284
Inventories	21,072	6,267
Claims receivable	5,568	633
Other	3,651	899
Total prepaid expenses and other current assets	$33,120	$8,083